Property, Plant and Equipment - Summary of Estimated Useful Life of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ 157,383	$ 176,650	$ 175,470
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	40 years
Property,plant and equipment	$ 4,910
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	20 years
Property,plant and equipment	$ 76,028
Buildings and improvements, equipment and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	80,938
Buildings and improvements, equipment and other assets [Member] | Units of production method [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ 10,508
Buildings and improvements, equipment and other assets [Member] | 5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	5 years or less
Property,plant and equipment	$ 936
Buildings and improvements, equipment and other assets [Member] | 6-10 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	6 - 10 years
Property,plant and equipment	$ 3,766
Buildings and improvements, equipment and other assets [Member] | 11-15 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	11 - 15 years
Property,plant and equipment	$ 1,784
Buildings and improvements, equipment and other assets [Member] | 16-20 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	16 - 20 years
Property,plant and equipment	$ 20,794
Buildings and improvements, equipment and other assets [Member] | 21-25 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	21 - 25 years
Property,plant and equipment	$ 16,729
Buildings and improvements, equipment and other assets [Member] | 25-30 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	25 - 30 years
Property,plant and equipment	$ 9,941
Buildings and improvements, equipment and other assets [Member] | 30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life	30 years or more
Property,plant and equipment	$ 16,480
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	242,607	267,529
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	7,529
Cost [member] | Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	128,711
Cost [member] | Buildings and improvements, equipment and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	136,240
Cost [member] | Buildings and improvements, equipment and other assets [Member] | Units of production method [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	26,059
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	3,850
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 6-10 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	10,038
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 11-15 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	3,299
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 16-20 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	34,267
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 21-25 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	21,462
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 25-30 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	13,942
Cost [member] | Buildings and improvements, equipment and other assets [Member] | 30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	23,323
Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(85,224)	$ (90,879)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(2,619)
Accumulated depreciation, amortization and depletion [member] | Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(52,683)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(55,302)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | Units of production method [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(15,551)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 5 years or less [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(2,914)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 6-10 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(6,272)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 11-15 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(1,515)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 16-20 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(13,473)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 21-25 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(4,733)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 25-30 years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	(4,001)
Accumulated depreciation, amortization and depletion [member] | Buildings and improvements, equipment and other assets [Member] | 30 years or more [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property,plant and equipment	$ (6,843)